UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM SPDSCL-HFCAA-GOV

Commission File Number: 000-51060

CHINA HEALTH INDUSTRIES HOLDINGS, INC.

(Exact name of registrant as specified in its charter)

Delaware	86-0827216
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification Number)

3199-1 Longxiang Road, Songbei District Harbin City, Heilongjiang Province People’s Republic of China	150028
(Address of principal executive offices)	(Zip Code)

86-451-88100688

(Registrant’s telephone number, including area code)

Securities registered pursuant to Section 12(b) of the Act: None

Title of Each Class	Trading Symbol(s)	Name of each exchange on which registered
None	Not Applicable	Not Applicable

Securities registered pursuant to Section 12(g) of the Act: Common Stock, par value $0.0001 per share

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

China Health Industries Holdings, Inc. (the “Company” or “we” or “us”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act ("HFCAA”):

On October 21, 2022, the Company was conclusively identified by SEC as a Commission-Identified Issuer pursuant to the HFCAA because its previous registered public accounting firm, Centurion ZD CPA & Co. (“CZD CPA”), has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction. CZD CPA audited the Company’s financial statements for the fiscal year ended June 30, 2022 included in the Annual Report on Form 10-K filed with the SEC on August 15, 2022.

On August 2, 2023, the Company dismissed CZD CPA and appointed ARK Pro CPA & Co (“ARK”), and on October 23, 2023, the Company dismissed ARK and appointed Assentsure PAC (“Assentsure”) as the Company’s independent auditor for the fiscal year ended June 30, 2023. Our current auditor, Assentsure, is located in Singapore, and has been inspected by the PCAOB. Assentsure audited the Company’s financial statements for the fiscal year ended June 30, 2023 included in the Annual Report on Form 10-K filed with the SEC on November 13, 2023 (the “Most Recent Annual Report”). Given that Assentsure now serves as the principal accountant to audit our consolidated financial statements, we have complied with the HFCAA and the Accelerating Holding Foreign Companies Accountable Act and certify that we have retained a registered public accounting firm that the PCAOB has determined it is able to inspect or investigate which would preclude a further finding by the SEC that we are a Commission-Identified Issuer.

Furthermore, in August 2022, the PCAOB signed a Statement of Protocol with the China Securities Regulatory Commission and the Ministry of Finance of the People's Republic of China, taking the first step toward opening access for the PCAOB to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong. PCAOB staff members conducted on-site inspections and investigations from September to November 2022, and in December 2022, the PCAOB announced that it has secured complete access to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong and confirmed that until such time as the PCAOB issues any new determination, there are no Commission-Identified Issuers at risk of having their securities subject to a trading prohibition under the HFCAA.

As of the date of the Most Recent Annual Report, Company is not aware of and has no reason to believe that the Company is owned or controlled by a governmental entity in the foreign jurisdiction, including mainland China and Hong Kong, where the PCAOB has historically determined to be unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction. The Company has made this determination based on the shareholders’ list as of September 28, 2023, and the fact that as of the date of the Most Recent Annual Report, no such governmental entity has filed a Schedule 13D or 13G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this form to be signed on its behalf by the undersigned hereunder duly authorized.

China Health Industries Holdings, Inc.

Date: January 8, 2024	By:	/s/ Xin Sun
Xin Sun
Chief Executive Officer and Chief Financial Officer
(Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer)

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